Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator Emerging Markets Power Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	3.12%	5.17%	(8.31%)	(1.13%)	11.86%